Income Taxes - Tax (charge) credit relating to components of other comprehensive income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other comprehensive loss, Before Tax
Remeasurement of post-employment benefit obligations	$ 279,825	$ (344,313)	$ (247,092)
Remeasurement of post-employment benefit obligations of assets held for sale			(3,445)
Exchange differences on translating foreign operations	92,555	133,522	(98,422)
Derivative financial instruments cash flow hedges, Before Tax	1,927,601	(1,370,145)	(1,521,912)
Warrants exercisable for common stock of UHI		(21,899,164)	257,306
Open Ended Fund, Before Tax	(19,718)	(904,423)	(351,202)
Other equity instruments, Before Tax	(123,359)	(353,496)	(794,624)
Other financial assets, Before Tax			111
Share of loss of associates and joint ventures, Before Tax	245,714	(61,033)	(236,159)
Other comprehensive income (loss) before income taxes	2,402,618	(24,799,052)	(2,995,439)
Other comprehensive loss, Tax (Charge) Credit
Remeasurement of post-employment benefit obligations, Tax (Charge) Credit	(83,947)	103,294	74,128
Remeasurement of post-employment benefit obligations of assets held for sale, Tax (Charge) Credit			1,033
Exchange differences on translating foreign operations, Tax (Charge) Credit	151,555	408,221	(101,323)
Derivative financial instruments cash flow hedges, Tax (Charge) Credit	(578,280)	411,044	456,574
Warrants exercisable for common stock of UHI, Tax (Charge) Credit		6,639,400	(77,192)
Open Ended Fund, Tax (Charge) Credit	5,915	268,906	112,590
Other equity instruments, Tax (Charge) Credit	37,008	106,049	238,387
Other financial assets, Tax (Charge) Credit			(33)
Other comprehensive income, Tax (Charge) Credit	(467,749)	7,936,914	704,164
Current tax	151,555	408,221	(449,933)
Deferred tax	(619,304)	7,528,693	1,154,097
Other comprehensive loss, After Tax
Remeasurement of post-employment benefit obligations, After Tax	195,878	(241,019)	(172,964)
Remeasurement of post-employment benefit obligations of assets held for sale, after tax			(2,412)
Exchange differences on translating foreign operations, After Tax	244,110	541,743	(199,745)
Derivative financial instruments cash flow hedges, After Tax	1,349,321	(959,101)	(1,065,338)
Warrants exercisable for common stock of UHI, After Tax		(15,259,764)	180,114
Open Ended Fund, After Tax	(13,803)	(635,517)	(238,612)
Other equity instruments, After Tax	(86,351)	(247,447)	(556,237)
Other financial assets, After Tax			78
Share of loss of associates and joint ventures, After Tax	245,714	(61,033)	(236,159)
Total other comprehensive income	1,934,869	(16,862,138)	$ (2,291,275)
Deferred income tax liability related to associates and joint ventures	$ 44,945	$ 44,820